Long-term related party debt (Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 108.3
2015	465.8
2016	476.4
2017	136.1
2018	17.0
2019 and thereafter	1,031.0
Total related party debt	$ 2,234.6	$ 2,076.0